Customer Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 properties		Dec. 31, 2011
Concentration by investment: (1)
Number of Properties	973	[1]
Total Investment	$ 17,423,009	[2]
Percent of Investment	100.00%	[3]
Customer Concentration (Textuals) [Abstract]
Percentage total investments with top five customers			41.00%
Genesis Health Care LLC [Member]
Concentration by investment: (1)
Number of Properties	177	[1]
Total Investment	2,682,822	[2]
Percent of Investment	15.00%	[3]
Merrill Gardens LLC [Member]
Concentration by investment: (1)
Number of Properties	48	[1]
Total Investment	1,084,536	[2]
Percent of Investment	6.00%	[3]
Benchmark Senior Living, LLC [Member]
Concentration by investment: (1)
Number of Properties	35	[1]
Total Investment	842,760	[2]
Percent of Investment	5.00%	[3]
Remaining Portfolio [Member]
Concentration by investment: (1)
Number of Properties	684	[1]
Total Investment	10,828,842	[2]
Percent of Investment	63.00%	[3]
Sunrise Senior Living [Member]
Concentration by investment: (1)
Number of Properties	10	[1]
Total Investment	1,087,357	[2]
Percent of Investment	6.00%	[3]
Belmont Village [Member]
Concentration by investment: (1)
Number of Properties	19	[1]
Total Investment	$ 896,692	[2]
Percent of Investment	5.00%	[3]

[1]	Genesis is in our seniors housing triple-net segment whereas the other top five customers are in our seniors housing operating segment.
[2]	Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
[3]	Investments with our top five customers comprised 41% of total investments at December 31, 2011